EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Net income (loss) per common share
EARNINGS PER SHARE

NOTE 16 — EARNINGS PER SHARE

The components of basic and diluted Earnings Per Share (“EPS”) were as follows:

	Years ended
	December 31,
	2024	2023

Basic Earnings (Loss) Per Share Numerator
Net Income (Loss)	$1,229,601	$(2,097,013)
Income (Loss) Available to Common Stockholders	1,229,601	(2,097,013)

Diluted Earnings (Loss) Per Share Numerator
Add back interest for subordinated convertible promissory note	286,667	286,667

Income (Loss) Available to Common Stockholders on Converted Basis	$1,516,268	$(1,810,346)

Original Shares:
Basic Weighted Average Shares Outstanding	14,968,215	14,782,442

Dilutive Shares:
Additions from Potential Events
- Conversion of Subordinated Convertible Promissory Note	1,736,533	1,736,533
- Conversion of Series A Convertible Preferred Stock	8,877,927	2,106,075
- Conversion of Series B Convertible Preferred Stock	54,426,230	16,767,123
- Conversion of Series C Convertible Preferred Stock	36,045	36,045
- Exercise of Investor and Placement Agent Warrants	9,450,840	7,450,840
Diluted Weighted Average Shares Outstanding:	89,495,790	42,879,058

Earnings (loss) Per Share
- Basic	$0.08	$(0.14)
- Diluted	$0.02	$(0.14)